Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Global Silver and Metals Miners ETF (Formerly iShares® MSCI Global Silver Miners ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 68.0%
Americas Gold & Silver Corp.(a)(b)	348,272	$975,398
Dundee Precious Metals Inc.(a)	484,946	1,851,064
Eldorado Gold Corp.(a)	444,489	3,480,283
Endeavour Silver Corp.(a)(b)	522,822	1,145,426
Excellon Resources Inc.(a)	764,944	483,759
First Majestic Silver Corp.(a)(b)	411,612	4,412,840
Fortuna Silver Mines Inc.(a)	529,492	1,738,065
GoGold Resources Inc.(a)(b)	1,289,771	640,880
Great Panther Mining Ltd.(a)(b)	1,368,585	577,006
Lundin Gold Inc.(a)(b)	241,411	1,388,579
MAG Silver Corp.(a)	233,627	2,504,686
Mandalay Resources Corp.(a)(b)	666,007	426,204
Maya Gold & Silver Inc.(a)(b)	446,202	574,444
Minco Silver Corp.(a)(b)	414,439	165,370
New Gold Inc.(a)	2,105,260	1,806,886
Pan American Silver Corp.	491,384	9,448,483
Premier Gold Mines Ltd.(a)	770,112	1,171,185
Seabridge Gold Inc.(a)(b)	143,344	1,888,590
Silvercorp Metals Inc.	501,892	2,546,774
SilverCrest Metals Inc.(a)	156,902	919,027
SSR Mining Inc.(a)	277,525	4,316,707
Wheaton Precious Metals Corp.	791,175	21,741,304

		64,202,960

Japan — 2.7%
Asahi Holdings Inc.	106,900	2,539,009

Mexico — 3.7%
Industrias Penoles SAB de CV	325,588	3,460,275

Peru — 8.1%
Cia. de Minas Buenaventura SAA, ADR	501,614	7,709,807

South Africa — 3.7%
Harmony Gold Mining Co. Ltd.(a)	1,137,567	3,495,070

United Kingdom — 3.2%
Hochschild Mining PLC	809,164	1,706,046

Security	Shares	Value

United Kingdom (continued)
SolGold PLC(a)(b)	2,893,490	$840,243
Trans-Siberian Gold PLC(b)	561,856	501,465

		3,047,754

United States — 10.4%
Coeur Mining Inc.(a)(b)	596,025	3,909,924
Gold Resource Corp.(b)	255,771	1,140,738
Golden Minerals Co.(a)(b)	538,072	111,704
Hecla Mining Co.	1,383,574	3,417,428
McEwen Mining Inc.(a)	1,079,606	1,219,955

		9,799,749

Total Common Stocks — 99.8% (Cost: $85,472,038)		94,254,624

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	6,108,987	6,111,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	103,000	103,000

		6,214,431

Total Short-Term Investments — 6.6% (Cost: $6,212,917)		6,214,431

Total Investments in Securities — 106.4% (Cost: $91,684,955)		100,469,055

Other Assets, Less Liabilities — (6.4)%		(6,005,010)

Net Assets — 100.0%		$94,464,045

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,547,929	(3,438,942)	6,108,987	$6,111,431	$63,410	(a)	$—	$(493)
BlackRock Cash Funds: Treasury, SL Agency Shares	35,000	68,000	103,000	103,000	217		—	—

				$6,214,431	$63,627		$—	$(493)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Silver and Metals Miners ETF (Formerly iShares® MSCI Global Silver Miners ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$94,254,624	$—	$—	$94,254,624
Money Market Funds	6,214,431	—	—	6,214,431

	$100,469,055	$—	$—	$100,469,055

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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